Intangible Assets (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Hydrogen On Demand Intellectual Property	$ 650,000	$ 650,000
ACT Intellectual Property	0	350,000
Other	1,000	1,000
Subtotal	651,000	1,001,000
Less: accumulated amortization	(227,500)	(162,500)
Total intangible assets, net	$ 423,500	$ 838,500